Financial items	6 Months Ended
Jun. 30, 2022
Financial items [Abstract]
Financial items
4 Financial items
Quarters First half
Q2 2022 Q1 2022 Q2 2021 (in USD million) 2022 2021
2,821 (284) (43) Net foreign currency exchange gains/(losses) 2,537 27
280 114 28 Interest income and other financial items 394 72
(224) (134) 27 Gains/(losses) on financial investments (357) (123)
(526) (599) (101)
Gains/(losses) other derivative financial instruments

(1,126) (462)
(327) (266) (304) Interest and other finance expenses (593) (616)
2,023 (1,169) (393) Net financial items 854 (1,101)
Equinor has a US Commercial paper programme available with a limit of USD 5 billion. USD
799

million has been utilised as of 30
June 2022, compared to USD 2,600

million utilised as of 31 December 2021.
Equinor reports significant unrealised foreign currency gains in the second quarter 2022, mainly related to a significant strengthening
of USD versus NOK.